Common Stocks And Warrants - Summery Of FedEx Warrant activity (Details) - FedEx Warrants [Member]	12 Months Ended
Dec. 31, 2022 shares
Outstanding at December 31, 2021	0
Granted	25,250,616
RSUs Vested	(1,262,531)
Outstanding and unvested December 31, 2022	23,988,085